Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings per Share
Potential common shares related to options under the employee incentive plan	85,052,934	23,000,095	85,052,934	23,000,095
Potential common shares related to options under the employee incentive plan	25,252,934		25,252,934		24,524,698	22,554,804
Basic/Diluted EPS
Net loss	$ (77,761)	$ (66,944)	$ (137,021)	$ (143,981)	$ (242,162)	$ (263,930)
Income available to common stockholders					$ (242,162)	$ (263,930)
Average number of shares outstanding	264,762,720	217,461,225	241,275,061	217,411,896	217,472,870	216,848,866
Basic	$ (0.29)	$ (0.31)	$ (0.57)	$ (0.66)	$ (1.11)	$ (1.22)
Diluted	$ (0.29)	$ (0.31)	$ (0.57)	$ (0.66)	$ (1.11)	$ (1.22)